Summary of Significant Accounting Policies - Schedule of Estimated Residual Values (Details)	Sep. 30, 2024	Dec. 31, 2023
Land and building [Member]
Schedule of Estimated Residual Values [Line Items]
Expected useful life	Shorter of 50 years or lease term
Furniture, fixtures and equipment [Member]
Schedule of Estimated Residual Values [Line Items]
Expected useful life	5 years	5 years
Computer equipment [Member]
Schedule of Estimated Residual Values [Line Items]
Expected useful life	3 years	3 years
Motor vehicle [Member]
Schedule of Estimated Residual Values [Line Items]
Expected useful life	3 years	3 years